Investments in Non-Consolidated Companies - Investments Sold (Details 5) (USD $)	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009	May 31, 2011 Vale Fertilizantes S.A. (formerly Fosfertil S.A.) [Member]	Sep. 29, 2010 Vale Fertilizantes S.A. (formerly Fosfertil S.A.) [Member]
Long Lived Assets Held For Sale [Line Items]
Assets and investments held for sale	$ 0	$ 399,600,000
Gross proceeds from sale of assets and investments					1,000,000,000
Pre-tax gain on sale of assets and investments					685,600,000
Tax impact from sale of Fosfertil	$ 752,800,000	$ 347,300,000	$ 649,300,000	$ 126,100,000